Related parties - Number of ING Groep N.V. shares and stock options to key management personnel (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares	3,900,669	3,896,734	3,891,728
ING Groep NV [member]
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares	348,088	374,301
Number of stock options		46,198
ING Groep NV [member] | Executive board of ING Groep N.V. [member]
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares	88,741	172,523
Number of stock options		46,198
ING Groep NV [member] | Management Board of I N G Bank NV [,ember]
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares	254,052	147,713
ING Groep NV [member] | Supervisory Board [member]
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares	5,295	54,065